UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261
Rydex ETF Trust
(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
(Address of principal executive offices)		(Zip code)

Carl Verboncoeur Rydex ETF Trust 9601 Blackwell Road, Suite 500 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-301-296-5100

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS

January 31, 2005 (Unaudited)

		MARKET
SHARES		VALUE

	Common Stocks—99.9%
	Advertising and Marketing Services—0.6%
45,022	Monster Worldwide, Inc.*	$1,408,738
17,934	Omnicom Group, Inc.	1,522,417
110,293	The Interpublic Group of Cos., Inc.	1,439,324

		4,370,479

	Aerospace and Defense—1.8%
13,835	General Dynamics Corp.	1,428,464
47,293	Goodrich Corp.	1,622,150
19,403	L-3 Communications Holdings, Inc.	1,385,568
24,967	Lockheed Martin Corp.	1,443,342
25,857	Northrop Grumman Corp.	1,341,461
37,639	Raytheon Co.	1,407,699
36,830	Rockwell Collins, Inc.	1,580,007
27,709	The Boeing Co.	1,402,075
14,160	United Technologies Corp.	1,425,629

		13,036,395

	Agricultural—0.2%
28,602	Monsanto Co.	1,548,226

	Airlines—0.3%
197,491	Delta Air Lines, Inc.*	1,064,476
93,121	Southwest Airlines Co.	1,348,393

		2,412,869

	Aluminum, Steel and Other Metals—1.2%
47,848	Alcoa, Inc.	1,411,994
66,606	Allegheny Technologies, Inc.	1,598,545
39,120	Freeport-McMoRan Copper & Gold, Inc., Class B	1,440,007
27,855	Nucor Corp.	1,564,337
15,169	Phelps Dodge Corp.	1,460,775
28,078	United States Steel Corp.	1,454,440

		8,930,098

	Automotive—2.1%
79,189	AutoNation, Inc.*	1,507,758
16,486	AutoZone, Inc.*	1,471,376
88,261	Dana Corp.	1,400,702
173,095	Delphi Corp.	1,313,791
102,602	Ford Motor Co.	1,351,268
38,098	General Motors Corp.	1,402,387
25,001	Harley-Davidson, Inc.	1,502,810

24,247	Johnson Controls, Inc.	$1,434,453
35,031	Navistar International Corp.*	1,363,407
19,173	PACCAR, Inc.	1,354,764
154,064	Visteon Corp.	1,143,155

		15,245,871

	Banking and Finance—5.4%
58,524	AmSouth Bancorp.	1,459,589
32,551	Bank of America Corp.	1,509,390
35,174	BB&T Corp.	1,388,318
24,727	Comerica, Inc.	1,430,704
31,008	Compass Bancshares, Inc.	1,452,105
31,225	Fifth Third Bancorp.	1,451,026
34,145	First Horizon National Corp.	1,453,553
24,120	Golden West Financial Corp.	1,558,633
62,107	Huntington Bancshares, Inc.	1,426,598
38,196	J.P. Morgan Chase & Co.	1,425,857
44,226	KeyCorp	1,478,033
14,127	M&T Bank Corp.	1,446,040
34,257	Marshall & Ilsley Corp.	1,466,542
47,863	Mellon Financial Corp.	1,404,779
39,669	National City Corp.	1,410,233
51,571	North Fork Bancorp., Inc.	1,480,088
30,431	Northern Trust Corp.	1,328,009
41,668	Regions Financial Corp.	1,333,376
68,338	Sovereign Bancorp, Inc.	1,554,006
30,525	State Street Corp.	1,367,825
20,216	SunTrust Banks, Inc.	1,455,956
44,357	The Bank of New York Co., Inc.	1,317,846
49,208	U.S. Bancorp	1,478,700
28,295	Wachovia Corp.	1,551,981
35,799	Washington Mutual, Inc.	1,444,490
23,731	Wells Fargo & Co.	1,454,710
22,095	Zions Bancorp.	1,498,483

		39,026,870

	Beverages, Food and Tobacco—4.1%
19,773	Adolph Coors Co.	1,475,066
24,534	Altria Group, Inc.	1,566,005
29,078	Anheuser-Busch Cos., Inc.	1,430,056
67,616	Archer-Daniels-Midland Co.	1,636,307
30,392	Brown-Forman Corp., Class B	1,465,806
48,800	Campbell Soup Co.	1,430,816
70,465	Coca-Cola Enterprises, Inc.	1,546,707
53,463	ConAgra Foods, Inc.	1,577,159
30,199	General Mills, Inc.	1,600,245
37,736	H.J. Heinz Co.	1,426,798
26,824	Hershey Foods Corp.	1,568,936
33,424	Kellogg Co.	1,492,047
38,107	McCormick & Co., Inc.	1,416,437
45,216	McDonald’s Corp.	1,464,546
28,289	PepsiCo, Inc.	1,519,119
42,870	SUPER VALU, INC.	1,355,121
35,929	The Coca-Cola Co.	1,490,694

53,836	The Pepsi Bottling Group, Inc.	$1,472,415
31,391	UST, Inc.	1,590,268
21,507	Wm. Wrigley Jr. Co.	1,513,878

		30,038,426

	Biosciences—0.8%
23,318	Amgen, Inc.*	1,451,312
22,705	Biogen Idec, Inc.*	1,474,917
46,355	Chiron Corp.*	1,522,762
42,219	Gilead Sciences, Inc.*	1,397,449

		5,846,440

	Building and Building Products—1.4%
42,870	Ecolab, Inc.	1,442,576
39,435	Georgia-Pacific Group	1,265,864
56,480	Louisiana-Pacific Corp.	1,445,888
40,949	Masco Corp.	1,506,923
35,023	The Home Depot, Inc.	1,445,049
33,995	The Sherwin-Williams Co.	1,468,584
27,465	Vulcan Materials Co.	1,551,222

		10,126,106

	Business Equipment and Services—0.8%
98,745	Convergys Corp.*	1,411,066
16,948	Lexmark International, Inc.*	1,412,616
32,372	Pitney Bowes, Inc.	1,448,324
89,496	Xerox Corp.*	1,421,196

		5,693,202

	Chemicals—2.2%
25,722	Air Products and Chemicals, Inc.	1,515,283
25,500	Ashland, Inc.	1,565,190
30,813	duPont (E.I.) de Nemours & Co.	1,465,466
26,147	Eastman Chemical Co.	1,415,860
51,643	Great Lakes Chemical Corp.	1,365,957
100,500	Hercules, Inc.*	1,458,255
22,158	PPG Industries, Inc.	1,524,027
34,098	Praxair, Inc.	1,471,329
33,553	Rohm and Haas Co.	1,484,385
24,199	Sigma-Aldrich Corp.	1,520,907
29,717	The Dow Chemical Co.	1,476,935

		16,263,594

	Communications, Media and Entertainment—1.8%
43,633	Clear Channel Communications, Inc.	1,415,018
48,004	Comcast Corp., Class A*	1,545,249
18,563	Gannett Co., Inc.	1,485,783
27,578	Meredith Corp.	1,324,571
78,891	News Corp., Class A*	1,341,147
16,243	The McGraw-Hill Cos., Inc.	1,469,992
75,880	Time Warner, Inc.*	1,365,840

48,670	Univision Communications, Inc.*	$1,329,178
41,680	Viacom, Inc., Class B	1,556,330

		12,833,108

	Computer Services—1.9%
25,731	Affiliated Computer Services, Inc., Class A*	1,394,363
26,180	Computer Sciences Corp.*	1,348,794
242,391	Compuware Corp.*	1,672,497
12,822	eBay, Inc.*	1,044,993
66,756	Electronic Data Systems Corp.	1,429,914
33,715	Intuit, Inc.*	1,314,885
43,275	Network Appliance, Inc.*	1,377,876
54,553	SunGard Data Systems, Inc.*	1,466,930
154,064	Unisys Corp.*	1,209,402
39,819	Yahoo!, Inc.*	1,402,027

		13,661,681

	Computers - Micro—1.2%
22,597	Apple Computer, Inc.*	1,737,709
35,513	Dell, Inc.*	1,483,023
249,375	Gateway, Inc.*	1,179,544
70,196	Hewlett-Packard Co.	1,375,140
15,294	International Business Machines Corp. (IBM)	1,428,765
281,861	Sun Microsystems, Inc.*	1,228,914

		8,433,095

	Computers - Software and Peripherals—3.3%
24,396	Adobe Systems, Inc.	1,388,132
40,841	Autodesk, Inc.	1,199,500
79,703	BMC Software, Inc.*	1,341,401
77,479	Cisco Systems, Inc.*	1,397,721
57,790	Citrix Systems, Inc.*	1,239,596
48,768	Computer Associates International, Inc.	1,326,002
24,670	Electronic Arts, Inc.*	1,587,269
103,541	EMC Corp.*	1,356,387
33,538	Mercury Interactive Corp.*	1,467,958
54,900	Microsoft Corp.	1,442,772
42,858	NCR Corp.*	1,464,886
64,054	NVIDIA Corp.*	1,468,118
260,409	Parametric Technology Corp.*	1,484,332
148,317	Siebel Systems, Inc.*	1,291,841
57,586	Symantec Corp.*	1,344,633
53,020	VERITAS Software Corp.*	1,363,674
50,164	Xilinx, Inc.*	1,464,287

		23,628,509

	Conglomerates—0.4%
40,036	General Electric Co.	1,446,501
20,334	Textron, Inc.	1,463,641

		2,910,142

	Consumer Goods and Services—1.7%
24,139	Avery Dennison Corp.	$1,450,513
31,231	Brunswick Corp.	1,440,374
66,096	Cendant Corp.*	1,483,855
46,664	Eastman Kodak Co.	1,544,112
19,431	Fortune Brands, Inc.	1,631,814
79,919	Hasbro, Inc.	1,566,412
78,470	Mattel, Inc.	1,526,242
60,849	Sara Lee Corp.	1,428,735

		12,072,057

	Containers and Packaging—0.8%
33,838	Ball Corp.	1,445,559
51,935	Bemis Co., Inc.	1,506,115
59,351	Pactiv Corp.*	1,318,186
28,322	Sealed Air Corp.*	1,452,919

		5,722,779

	Data Processing Systems—0.8%
33,485	Automatic Data Processing, Inc.	1,455,928
35,241	First Data Corp.	1,435,718
37,013	Fiserv, Inc.*	1,415,747
44,424	Paychex, Inc.	1,354,488

		5,661,881

	Education—0.2%
18,505	Apollo Group, Inc., Class A*	1,446,906

	Electronic Equipment and Components—5.8%
65,595	Advanced Micro Devices, Inc.*	1,036,401
61,768	Agilent Technologies, Inc.*	1,365,690
73,936	Altera Corp.*	1,419,571
72,443	American Power Conversion Corp.*	1,540,863
40,211	Analog Devices, Inc.*	1,443,173
87,578	Applied Materials, Inc.*	1,392,490
399,813	Applied Micro Circuits Corp.*	1,323,381
21,826	Cooper Industries, Inc., Class A	1,516,907
20,989	Emerson Electric Co.	1,411,300
65,363	Intel Corp.	1,467,399
43,919	International Game Technology	1,374,665
57,228	Jabil Circuit, Inc.*	1,348,864
31,895	KLA-Tencor Corp.*	1,475,144
38,658	Linear Technology Corp.	1,458,953
280,785	LSI Logic Corp.*	1,715,596
35,625	Maxim Integrated Products, Inc.	1,389,731
130,090	Micron Technology, Inc.*	1,354,237
50,147	Molex, Inc.	1,440,222
83,503	National Semiconductor Corp.*	1,413,706
54,153	Novellus Systems, Inc.*	1,416,101
136,994	PMC - Sierra, Inc.*	1,408,298
160,449	Power-One, Inc.*	1,192,136
41,087	QLogic Corp.*	1,572,810

30,723	Rockwell Automation, Inc.	$1,740,459
182,545	Sanmina-SCI Corp.*	1,128,128
249,799	Solectron Corp.*	1,241,501
96,164	Symbol Technologies, Inc.	1,759,802
47,848	Tektronix, Inc.	1,378,979
89,333	Teradyne, Inc.*	1,253,342
62,770	Texas Instruments, Inc.	1,456,892

		42,436,741

	Financial Services—5.9%
17,899	Ambac Financial Group, Inc.	1,376,075
26,316	American Express Co.	1,403,959
17,934	Capital One Financial Corp.	1,403,874
33,175	CIT Group, Inc.	1,339,275
31,560	Citigroup, Inc.	1,548,017
40,813	Countrywide Financial Corp.	1,510,081
100,294	E*Trade Financial Corp.*	1,379,043
52,453	Equifax, Inc.	1,484,420
20,926	Fannie Mae	1,351,401
47,769	Federated Investors, Inc., Class B	1,403,453
21,479	Franklin Resources, Inc.	1,457,565
20,941	Freddie Mac	1,367,238
30,368	H&R Block, Inc.	1,467,078
89,009	Janus Capital Group, Inc.	1,320,003
16,946	Lehman Brothers Holdings, Inc.	1,545,305
45,935	Marsh & McLennan Cos., Inc.	1,492,888
23,076	MBIA, Inc.	1,378,560
53,425	MBNA Corp.	1,420,037
24,596	Merrill Lynch & Co., Inc.	1,477,482
21,551	MGIC Investment Corp.	1,377,109
17,484	Moody’s Corp.	1,464,810
27,191	Morgan Stanley	1,521,608
26,722	PNC Financial Services Group	1,439,514
93,179	Providian Financial Corp.*	1,554,225
27,593	SLM Corp.	1,384,893
52,735	Synovus Financial Corp.	1,430,701
23,994	T. Rowe Price Group, Inc.	1,436,041
14,076	The Bear Stearns Cos., Inc.	1,422,521
125,218	The Charles Schwab Corp.	1,407,450
14,182	The Goldman Sachs Group, Inc.	1,529,528

		43,094,154

	Forest and Paper Products—0.8%
35,591	International Paper Co.	1,393,388
44,316	MeadWestvaco Corp.	1,280,289
23,141	Temple-Inland, Inc.	1,471,768
22,006	Weyerhaeuser Co.	1,373,174

		5,518,619
	Health and Medical Facilities—0.2%
15,631	Quest Diagnostics, Inc.*	1,489,634

	Health Care Products and Services—5.9%

31,311	Abbott Laboratories	$1,409,621
18,373	Allergan, Inc.	1,395,429
69,863	Applera Corp. - Applied Biosystems Group	1,400,753
22,636	Bausch & Lomb, Inc.	1,649,938
43,919	Baxter International, Inc.	1,482,705
25,442	Becton, Dickinson & Co.	1,441,289
33,500	Biomet, Inc.	1,423,080
41,481	Boston Scientific Corp.*	1,371,362
23,026	C. R. Bard, Inc.	1,561,163
25,477	Cardinal Health, Inc.	1,434,865
23,823	Fisher Scientific International, Inc.*	1,504,422
26,185	Genzyme Corp.*	1,524,229
20,543	Guidant Corp.	1,489,162
36,830	HCA, Inc.	1,639,672
65,276	Health Management Associates, Inc., Class A	1,441,294
49,456	Humana, Inc.*	1,694,858
62,850	IMS Health, Inc.	1,469,433
23,141	Johnson & Johnson	1,497,223
29,789	Laboratory Corp. of America Holdings*	1,425,404
42,426	Manor Care, Inc.	1,465,818
46,122	McKesson Corp.	1,590,748
30,243	Medtronic, Inc.	1,587,455
35,903	St. Jude Medical, Inc.*	1,410,270
32,012	Stryker Corp.	1,573,070
140,125	Tenet Healthcare Corp.*	1,391,441
17,236	UnitedHealth Group, Inc.	1,532,280
12,763	WellPoint, Inc.*	1,550,705
35,573	Wyeth	1,409,758
18,517	Zimmer Holdings, Inc.*	1,460,065

		43,227,512

	Homebuilders—0.6%
25,767	Centex Corp.	1,579,775
14,202	KB HOME	1,543,047
23,109	Pulte Homes, Inc.	1,527,043

		4,649,865

	Hotels and Gaming—0.8%
22,322	Harrah’s Entertainment, Inc.	1,411,643
66,365	Hilton Hotels Corp.	1,476,621
23,215	Marriott International, Inc., Class A	1,466,724
25,455	Starwood Hotels & Resorts Worldwide, Inc.	1,473,590

		5,828,578

	Household and Personal Care Products—2.3%
30,677	Alberto-Culver Co., Class B	1,664,228
38,315	Avon Products, Inc.	1,617,659
29,473	Colgate-Palmolive Co.	1,548,511
34,701	International Flavors & Fragrances, Inc.	1,465,076
22,925	Kimberly-Clark Corp.	1,501,817
53,894	Leggett & Platt, Inc.	1,535,979
71,423	Maytag Corp.	1,122,055
25,086	The Clorox Co.	1,490,610

32,631	The Gillette Co.	$1,655,045
26,538	The Procter & Gamble Co.	1,412,618
22,198	Whirlpool Corp.	1,515,235

		16,528,833

	Human Resources—0.2%
56,330	Robert Half International, Inc.*	1,709,052

	Insurance—4.4%
34,660	ACE Ltd.	1,504,244
11,991	Aetna, Inc.	1,523,457
37,164	AFLAC, Inc.	1,468,350
22,636	American International Group, Inc.	1,500,540
63,283	Aon Corp.	1,439,055
18,601	CIGNA Corp.	1,492,730
33,607	Cincinnati Financial Corp.	1,482,741
28,602	Jefferson-Pilot Corp.	1,427,240
31,819	Lincoln National Corp.	1,468,129
21,293	Loews Corp.	1,447,924
37,145	MetLife, Inc.	1,476,514
36,912	Principal Financial Group, Inc.	1,497,889
27,186	Prudential Financial, Inc.	1,465,597
29,008	SAFECO Corp.	1,343,070
29,397	The Allstate Corp.	1,482,785
19,291	The Chubb Corp.	1,436,794
21,895	The Hartford Financial Services Group, Inc.	1,473,315
17,557	The Progressive Corp.	1,468,643
39,562	The St. Paul Cos., Inc.	1,485,157
26,269	Torchmark Corp.	1,434,287
85,641	UnumProvident Corp.	1,470,456
18,577	XL Capital Ltd., Class A	1,389,188

		32,178,105

	Machinery and Engineering—1.2%
15,613	Caterpillar, Inc.	1,391,118
17,987	Cummins, Inc.	1,397,050
20,150	Deere & Co.	1,399,015
21,119	Eaton Corp.	1,435,881
27,693	Fluor Corp.	1,482,683
18,426	Ingersoll-Rand Co., Class A	1,370,526

		8,476,273

	Manufacturing—2.6%
18,250	3M Co.	1,539,570
36,089	American Standard Cos., Inc.*	1,445,004
32,886	Cintas Corp.	1,430,541
25,931	Danaher Corp.	1,423,093
35,419	Dover Corp.	1,356,548
41,609	Honeywell International, Inc.	1,497,092
16,045	Illinois Tool Works, Inc.	1,395,594
17,727	ITT Industries, Inc.	1,511,936
64,644	Newell Rubbermaid, Inc.	1,391,139
51,337	Pall Corp.	1,382,505

19,423	Parker-Hannifin Corp.	$1,265,603
42,304	Tyco International Ltd.	1,528,867
31,372	Waters Corp.*	1,539,737

		18,707,229

	Mining—0.2%
32,952	Newmont Mining Corp.	1,370,474

	Networking Products—0.6%
529,249	CIENA Corp.*	1,349,585
217,328	Novell, Inc.*	1,253,983
105,698	Oracle Corp.*	1,455,461

		4,059,029

	Oil and Gas—6.4%
17,309	Amerada Hess Corp.	1,499,825
22,218	Anadarko Petroleum Corp.	1,471,054
29,164	Apache Corp.	1,587,105
34,393	Baker Hughes, Inc.	1,489,217
31,034	BJ Services Co.*	1,491,184
33,630	Burlington Resources, Inc.	1,469,967
28,448	ChevronTexaco Corp.	1,547,571
16,913	ConocoPhillips	1,569,357
36,646	Devon Energy Corp.	1,490,393
332,124	Dynegy, Inc., Class A*	1,477,952
142,156	El Paso Corp.	1,545,236
51,697	Engelhard Corp.	1,553,495
20,102	EOG Resources, Inc.	1,492,574
29,545	Exxon Mobil Corp.	1,524,522
37,494	Halliburton Co.	1,542,128
24,845	Kerr-McGee Corp.	1,534,179
39,425	Marathon Oil Corp.	1,526,930
27,661	Nabors Industries, Ltd.*	1,394,114
39,256	NICOR, Inc.	1,449,332
29,820	Noble Corp.*	1,590,897
25,857	Occidental Petroleum Corp.	1,509,532
32,494	Peoples Energy Corp.	1,391,718
57,563	Rowan Cos., Inc.*	1,620,973
22,439	Schlumberger Ltd.	1,526,750
39,765	Sempra Energy	1,480,053
17,838	Sunoco, Inc.	1,560,647
90,543	The Williams Cos., Inc.	1,522,028
35,871	Transocean, Inc.	1,578,324
33,987	Unocal Corp.	1,616,761
32,725	Valero Energy Corp.	1,702,681
41,977	XTO Energy, Inc.	1,507,394

		47,263,893

	Pharmaceuticals—2.8%
23,858	AmerisourceBergen Corp.	1,390,444
58,339	Bristol-Myers Squibb Co.	1,367,466
38,831	Caremark Rx, Inc.*	1,518,292
26,264	Eli Lilly & Co.	1,424,559

19,604	Express Scripts, Inc., Class A*	$1,454,421
31,832	Forest Laboratories, Inc.*	1,321,983
44,693	Hospira, Inc.*	1,291,181
119,135	King Pharmaceuticals, Inc.*	1,252,109
37,736	Medco Health Solutions, Inc,*	1,606,421
53,795	MedImmune, Inc.*	1,272,521
46,575	Merck & Co., Inc.	1,306,429
81,739	Mylan Laboratories, Inc.	1,359,320
57,138	Pfizer, Inc.	1,380,454
73,018	Schering-Plough Corp.	1,355,214
46,051	Watson Pharmaceuticals, Inc.*	1,373,701

		20,674,515

	Publishing—1.0%
35,216	Dow Jones & Co., Inc.	1,342,434
22,432	Knight-Ridder, Inc.	1,460,547
43,147	R. R. Donnelley & Sons Co.	1,443,267
36,293	The New York Times Co., Class A	1,411,072
35,497	Tribune Co.	1,419,170

		7,076,490

	Real Estate Investment Trusts—1.3%
39,340	Apartment Investment & Management Co., Class A	1,412,306
37,726	Archstone-Smith Trust	1,294,002
51,229	Equity Office Properties Trust	1,433,388
41,156	Equity Residential	1,298,060
37,871	Plum Creek Timber Co., Inc.	1,352,752
35,274	ProLogis	1,345,350
22,751	Simon Property Group, Inc.	1,349,134

		9,484,992

	Resorts and Entertainment—0.2%
53,757	The Walt Disney Co.	1,539,063

	Retail - Apparel and Shoes—1.9%
26,805	Coach, Inc.*	1,503,761
39,916	Jones Apparel Group, Inc.	1,342,375
64,578	Limited Brands	1,530,499
36,536	Liz Claiborne, Inc.	1,532,320
16,045	NIKE, Inc., Class B	1,389,978
32,330	Nordstrom, Inc.	1,559,923
35,842	Reebok International Ltd.	1,596,044
72,946	The GAP, Inc.	1,605,541
27,282	V.F. Corp.	1,450,038

		13,510,479

	Retail - Department Stores—1.3%
56,546	Dillard’s, Inc., Class A	1,483,767
27,072	Federated Department Stores, Inc.	1,537,690
36,912	J. C. Penney Co., Inc. (Holding Co.)	1,576,881
32,125	Kohl’s Corp.*	1,510,196
28,737	Sears, Roebuck & Co.	1,444,034

52,943	The May Department Stores Co.	$1,794,767

		9,347,335

	Retail - Discount Stores—1.5%
128,275	Big Lots, Inc.*	1,444,377
30,788	Costco Wholesale Corp.*	1,455,349
73,602	Dollar General Corp.	1,487,496
50,509	Family Dollar Stores, Inc.	1,689,525
29,117	Target Corp.	1,478,270
60,226	The TJX Cos., Inc.	1,508,059
28,284	Wal-Mart Stores, Inc.	1,482,082

		10,545,158

	Retail - Food Stores—0.6%
63,693	Albertson’s, Inc.	1,457,296
77,194	Safeway, Inc.*	1,455,107
86,956	The Kroger Co.*	1,486,947

		4,399,350

	Retail - Restaurants—0.8%
55,271	Darden Restaurants, Inc.	1,633,811
25,289	Starbucks Corp.*	1,365,606
38,367	Wendy’s International, Inc.	1,504,754
31,758	Yum! Brands, Inc.	1,471,983

		5,976,154

	Retail - Specialty Stores—2.5%
37,687	Bed Bath & Beyond, Inc.*	1,518,409
26,018	Best Buy Co., Inc.	1,399,508
99,954	Circuit City Stores-Circuit City Group	1,431,341
33,318	CVS Corp.	1,544,289
25,913	Lowe’s Cos., Inc.	1,476,782
85,890	Office Depot, Inc.*	1,485,038
45,270	OfficeMax, Inc.	1,335,918
47,646	RadioShack Corp.	1,578,036
44,626	Staples, Inc.	1,461,055
47,956	Tiffany & Co.	1,507,257
73,566	Toys “R” Us, Inc.*	1,577,991
38,396	Walgreen Co.	1,636,054

		17,951,678

	Retail and Wholesale Distribution—0.6%
34,587	Genuine Parts Co.	1,464,068
40,554	SYSCO Corp.	1,418,173
22,993	W.W. Grainger, Inc.	1,407,402

		4,289,643

	Semiconductors & Semiconductor Equipment—0.2%
81,243	Freescale Semiconductor, Inc.*	1,419,315

	Telecommunications—4.1%
561,570	ADC Telecommunications, Inc.*	$1,443,235
25,267	ALLTEL Corp.	1,390,696
110,876	Andrew Corp.*	1,448,041
77,113	AT&T Corp.	1,479,798
82,984	Avaya, Inc.*	1,190,820
52,285	BellSouth Corp.	1,371,958
47,233	Broadcom Corp., Class A*	1,503,425
42,721	CenturyTel, Inc.	1,392,705
107,005	Citizens Communications Co.*	1,443,497
60,399	Comverse Technology, Inc.*	1,349,918
127,608	Corning, Inc.*	1,396,032
482,398	JDS Uniphase Corp.*	1,032,332
390,269	Lucent Technologies, Inc.*	1,272,277
86,548	Motorola, Inc.	1,362,266
49,373	Nextel Communications, Inc.*	1,416,511
34,209	QUALCOMM, Inc.	1,273,943
356,251	Qwest Communications International, Inc.*	1,496,254
57,249	SBC Communications, Inc.	1,360,236
45,299	Scientific-Atlanta, Inc.	1,373,013
59,640	Sprint Corp. (FON Group)	1,421,221
176,205	Tellabs, Inc.*	1,254,580
35,974	Verizon Communications, Inc.	1,280,315

		29,953,073

	Tire and Rubber—0.4%
70,907	Cooper Tire & Rubber Co.	1,532,300
103,322	The Goodyear Tire & Rubber Co.*	1,595,292

		3,127,592

	Tobacco—0.2%
18,899	Reynolds American, Inc.	1,519,858

	Tools and Instruments—1.2%
28,963	Millipore Corp.*	1,260,759
67,245	PerkinElmer, Inc.	1,545,963
43,389	Snap-on, Inc.	1,436,610
17,176	The Black & Decker Corp.	1,415,302
31,166	The Stanley Works	1,482,255
48,398	Thermo Electron Corp.*	1,449,036

		8,589,925

	Transportation—1.4%
31,915	Burlington Northern Santa Fe Corp.	1,537,665
37,514	CSX Corp.	1,499,435
14,711	FedEx Corp.	1,407,107
42,219	Norfolk Southern Corp.	1,474,287
26,996	Ryder System, Inc.	1,229,668
23,567	Union Pacific Corp.	1,404,593
17,128	United Parcel Service, Inc., Class B	1,279,119

		9,831,874

	Travel Services—0.4%
26,050	Carnival Corp.	$1,500,480
66,246	Sabre Holdings Corp.	1,397,791

		2,898,271

	Utilities - Gas and Electric—6.2%
74,952	Allegheny Energy, Inc.	1,449,572
29,693	Ameren Corp.	1,488,213
42,279	American Electric Power Co., Inc.	1,490,335
414,454	Calpine Corp.*	1,380,132
131,367	CenterPoint Energy, Inc.	1,477,879
35,174	Cinergy Corp.	1,417,160
144,246	CMS Energy Corp.*	1,518,910
33,379	Consolidated Edison, Inc.	1,464,337
34,153	Constellation Energy Group, Inc.	1,707,649
21,561	Dominion Resources, Inc.	1,495,902
33,676	DTE Energy Co.	1,475,346
57,095	Duke Energy Corp.	1,529,575
46,253	Edison International*	1,501,835
22,059	Entergy Corp.	1,533,542
35,148	Exelon Corp.	1,555,299
37,420	FirstEnergy Corp.	1,487,819
19,699	FPL Group, Inc.	1,509,731
37,343	KeySpan Corp.	1,473,928
20,172	Kinder Morgan, Inc.	1,513,707
67,399	NiSource, Inc.	1,543,437
44,870	PG&E Corp.*	1,570,450
33,424	Pinnacle West Capital Corp.	1,393,781
27,945	PPL Corp.	1,509,030
32,422	Progress Energy, Inc.	1,434,674
31,126	Public Service Enterprise Group, Inc.	1,641,897
97,502	TECO Energy, Inc.	1,561,007
117,705	The AES Corp.*	1,653,755
44,585	The Southern Co.	1,505,635
23,033	TXU Corp.	1,593,884
80,224	Xcel Energy, Inc.	1,459,275

		45,337,696

	Waste Management—0.4%
164,026	Allied Waste Industries, Inc.*	1,363,056
49,639	Waste Management, Inc.	1,439,531

		2,802,587

	Total Investments
	(Cost $682,640,415) (a) —99.9%	725,721,773
	Other assets less liabilities—0.1%	1,026,926

	Net Assets—100.0%	$726,748,699

*                                         Non-income producing security.

(a)                                  The cost stated also approximates the aggregate cost for Federal income tax purposes.  At January 31, 2005, net unrealized appreciation was $43,081,358 based on cost of $682,640,415 for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $58,835,761 and aggregate gross unrealized depreciation of $15,754,403.

Item 2.    Controls and Procedures.

(a)   The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:	March 29, 2005

By:	/s/ Nick Bonos
Nick Bonos
Treasurer

Date:	March 29, 2005